INVENTORIES - Schedule of Inventories (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Inventory, Net [Abstract]
Raw gold	$ 795,939	$ 975,270	$ 841,978